Document And Entity Information	Nov. 09, 2026
Document Information [Line Items]
Entity, Registrant Name	FUTUREFUEL CORP.
Document, Type	8-K
Document, Period End Date	Nov. 09, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-52577
Entity, Tax Identification Number	20-3340900
Entity, Address, Address Line One	2800 Gap Road
Entity, Address, City or Town	Batesville
Entity, Address, State or Province	AR
Entity, Address, Postal Zip Code	72501
City Area Code	870
Local Phone Number	698-5608
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FF
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001337298